Offerings	Dec. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	The registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Secondary Offering: Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	45,894
Maximum Aggregate Offering Price	$ 3,328,691.82
Carry Forward Form Type	S-3
Carry Forward File Number	333-269025
Carry Forward Initial Effective Date	Dec. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 459.69
Offering Note	The registrant has previously registered the resale of 59,444 shares of common stock of the registrant, par value $0.0001 per share (the “Common Stock”), by certain selling stockholders, offered by means of a 424(b)(7) prospectus supplement, dated October 21, 2025, to the prospectus dated December 27, 2022 (the “Resale Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (File No. 333-269025), filed with the Securities and Exchange Commission on December 27, 2022 (the “Prior Registration Statement”). In connection with the filing of the Resale Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $595.41. A remaining of 45,894 shares of Common Stock registered for resale under the Resale Prospectus Supplement remained unsold (the “Unsold Shares”). Pursuant to Rule 415(a)(6) under the Securities Act, the aggregate registration fee of $459.69 that has already been paid and remains unused with respect to the Unsold Shares pursuant to the Resale Prospectus Supplement may be applied to the filing fees payable pursuant to this registration statement.